The following table presents revenues from contracts with customers disaggregated by product/service: (Details) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	Feb. 28, 2023	Feb. 28, 2022
Revenue from Contract with Customer [Abstract]
Device rental activities	$ 238,149	$ 239,805	$ 754,126	$ 592,401
Direct sales of goods and services	147,059	145,352	577,830	854,708
Revenues	385,208	385,157	1,331,956	1,447,109
Revenues	$ 385,208	$ 385,157	$ 1,331,956	$ 1,447,109